Ordinary Shares - Additional Information (Detail)					12 Months Ended
	Feb. 10, 2020 CNY (¥) shares	Feb. 10, 2020 USD ($) $ / shares shares	Jan. 31, 2020 USD ($) shares	Jan. 17, 2020 $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥)	Jul. 15, 2020 CNY (¥)	Jul. 15, 2020 USD ($)	Dec. 31, 2019 $ / shares shares	Oct. 29, 2019 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares	Oct. 31, 2016 $ / shares
Ordinary shares, shares authorized						800,000,000				500,000,000		500,000,000
Voting rights					Each ordinary share is entitled to one vote.	Each ordinary share is entitled to one vote.
Ordinary shares, par value | $ / shares						$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Proceeds from initial public offering					¥ 726,300,000	$ 111,310,000
Share Price | $ / shares														$ 0.77
American depository shares, common share equivalent	23	23
Issuance of Private Placement					¥ 2,782,455,000	$ 426,430,000
Issuance of ordinary shares for restricted share units					7,000	7,000
2017 Employee Stock Option Plan [Member]
Shares Held in Employee Stock Option Plan						1,841,373
Collaboration Agreement with Everest [Member] | Everests [Member]
Shares Issued Upon Conversion				6,078,571
Hillhouse Entities [Member]
Proceeds from Issuance of Warrants | $						$ 45.00
Hillhouse Entities [Member] | First Closing Period [Member]
Shares, Issued						20,421,378
Number of warrants issued						3,744,032
Gross proceeds of shares and warrants | $						$ 293,000,000.0
Hillhouse Entities [Member] | Second Closing Period [Member]
Issuance of Private Placement					¥ 2,653,669,000,000	$ 397,200,000
Shares, Issued						8,712,124
Number of warrants issued						1,597,235
Gross proceeds of shares and warrants | $						$ 125,000,000.0
Collaboration agreement with investors [Member]
Issuance of Private Placement | $						$ 418,000,000
Director [Member]
Ordinary shares, shares authorized											800,000,000
Ordinary shares, par value | $ / shares											$ 0.0001
Common stock value authorized | $											$ 80,000,000
Series A Convertible Preferred Stock [Member]
Preferred stock, shares outstanding				30,227,056						30,227,056		30,227,056
Number of preferred shares converted to common shares				30,227,056
Convertible Preferred Stock Series B [Member]
Preferred stock, shares outstanding				23,288,783
Number of preferred shares converted to common shares				23,288,783
Convertible Preferred Stock Series B-1 Upon Conversion [Member]
Preferred stock, shares outstanding				3,714,580
Number of preferred shares converted to common shares				3,714,580
Convertible Preferred Stock Series B2 [Member]
Temporary Shares Outstanding				3,301,849
Number of preferred shares converted to common shares				3,571,427
Series C Preferred Stock [Member]
Temporary Shares Outstanding				31,046,360
Number of preferred shares converted to common shares				34,420,469
Series C-1 Convertible Preferred Stock [Member]
Temporary Shares Outstanding				3,857,143
Number of preferred shares converted to common shares				4,537,814
American Depositary Shares [Member] | Investor Warrants [Member]
Number of share issued, ADS					5,341,267	5,341,267
Share Price | $ / shares						$ 45
Proceeds from Issuance of Warrants | $						$ 104,500,000
American Depositary Shares [Member] | IPO [Member]
Number of share issued, ADS			7,407,400
Number of share issued, price per share | $ / shares				$ 14.00
Proceeds from initial public offering | $			$ 103,700,000
American Depositary Shares [Member] | Private Placement [Member]
Number of share issued, ADS					29,133,502	29,133,502
Share Price | $ / shares						$ 33
Issuance of Private Placement | $						$ 418,000,000
American Depositary Shares [Member] | Over-Allotment Option [Member]
Number of share issued, ADS	8,175,750	8,175,750
Proceeds from initial public offering | $		$ 114,500,000
Common Stock Shares Issuable		768,350
Share Price | $ / shares		$ 14.00
Proceeds from initial public offering, net	¥ 697,788,000	$ 101,300,000
American Depositary Shares [Member] | Board Of Directors [Member]
Amount of stock repurchase | $									$ 20,000,000
Prepaid Expensestock repurchase program								¥ 34,051	$ 5,000